Leases - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
2019	¥ 303,126
2020	217,290
2021	148,625
2022	90,340
2023	20,052
Thereafter	74,954
Total future minimum payments	¥ 854,387